Supplement to the
Fidelity® Series All-Sector Equity Fund
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

Effective August 1, 2022, the following information supplements information found in the ”Fund Summary” section under the ”Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chad Colman (co-manager) has managed the fund since July 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chad Colman is co-manager of the fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

DLF-22-05 1.882075.123	July 29, 2022

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

LDT-22-01 1.962372.107	July 29, 2022

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I and Class Z
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

ALCV-22-01 1.847519.129	July 29, 2022

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

LCV-22-01 1.918632.111	July 29, 2022